Related Party Balances and Transactions - Schedule of Amounts Due to Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 4,669	$ 677	¥ 23,102
Due to Ji'an Aoxinlian by the Group
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 4,669		4,790
Individual Director or Officer and his/her immediate family members under investment programs offered by the Group
Related Party Transaction [Line Items]
Amounts due to related parties			15,027
Due to Aileyou by the Group
Related Party Transaction [Line Items]
Amounts due to related parties			¥ 3,285